Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the unrecognized tax benefits
Unrecognized tax benefits, beginning balance	$ 4,043	$ 4,130
Increase related to current year tax positions	40	35
Increase related to prior year tax positions	5	35
Decrease as a result of lapse of statute of limitations	(114)	(36)
Decrease related to settlements with taxing authorities	(14)	(121)
Other Decrease	(70)
Unrecognized tax benefits, ending balance	$ 3,890	$ 4,043